Short-Term Borrowings (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Short-term Debt [Line Items]
Short-term borrowings	¥ 87,894	¥ 99,878
Unsecured Loans, weighted-average interest rate of 3.98%
Short-term Debt [Line Items]
Short-term borrowings		89,878
Unsecured Loans Weighted Average Interest Rate Three Point Eight Nine Percent [Member]
Short-term Debt [Line Items]
Short-term borrowings	77,894
Secured Call Money, weighted-average interest rate of 0.11%
Short-term Debt [Line Items]
Short-term borrowings	¥ 10,000	¥ 10,000